Going Concern (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024		Dec. 31, 2023
Going Concern [Line Items]
Cash and cash equivalents	$ 2,374,229
Accumulated deficit	(4,727,316)		$ (4,124,232)	[1]
Incurred losses	$ (603,084)	$ (339,432)
Unite Acquisition 1 Corp. [Member]
Going Concern [Line Items]
Accumulated deficit			(274,557)
Incurred losses			$ (161,160)		$ (85,593)

[1]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger.